Intangible assets - Additional Information (Details) $ in Thousands				1 Months Ended											12 Months Ended							89 Months Ended
	Jun. 30, 2024 EUR (€)	Aug. 02, 2022 USD ($)	Feb. 05, 2014 EUR (€)	Jul. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Oct. 31, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Apr. 30, 2016 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2018 USD ($)	Jul. 31, 2017 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill															€ 0	€ 0	€ 416,000	€ 1,553,000				€ 0
Purchase of intangible assets															0	0	2,000,000
Additions considerations															0	0	2,000,000
Impairment of intangible assets															0	0	0
Financial liabilities															22,571,000	30,995,000	€ 39,893,000	42,251,000				22,571,000
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 7,000,000
Purchase of intangible assets																			€ 13,050,000	$ 15,000	€ 6,325,000
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			7,000,000.0												0	0						0
Purchase of intangible assets			€ 2,000,000.0											€ 6,500,000
Financial liabilities																			€ 13,100,000				$ 15,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill																€ 1,800,000
Additions considerations				€ 2,000,000.0		€ 600,000		€ 400,000		€ 200,000		€ 2,500,000	€ 7,000,000.0
Licensing agreement, maximum milestone payment															47,000,000
IPH5201 agreement, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Milestone payment received | $		$ 5,000					$ 5,000				$ 5,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill																								€ 40,000,000
Payments for milestone									€ 1,000,000.0
Impairment of intangible assets																		€ 41,000,000				0
Financial liabilities															€ 0							€ 0
IPH6101 agreement, with Sanofi
Disclosure of detailed information about intangible assets [line items]
Milestone payment received	€ 4,000,000				€ 2,000,000.0
Milestone payments, percentage															15.00%
Milestone payments, maximum amount															€ 40,000,000